Operating segments (Details) ₽ in Millions	12 Months Ended			130 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 segment
Disclosure of operating segments
Number of reportable segments | segment				2
Revenue	₽ 39,336	₽ 30,610	₽ 20,897
Profit (loss) before tax	6,379	4,501	3,840
Net profit/(loss)	4,887	3,626	3,142
PS
Disclosure of operating segments
Revenue	34,700	26,649	20,133
CFS
Disclosure of operating segments
Revenue	1,575	558	105
SME
Disclosure of operating segments
Revenue	1,170	3,045	611
RB (Rocketbank)
Disclosure of operating segments
Revenue	1,339	180
CO
Disclosure of operating segments
Revenue	552	178	48
Operating segments
Disclosure of operating segments
Revenue	23,176	19,657	13,193
Profit (loss) before tax	8,323	5,072	4,818
Net profit/(loss)	6,679	4,137	4,054
Operating segments | PS
Disclosure of operating segments
Revenue	20,965	16,497	12,580
Profit (loss) before tax	14,716	11,552	8,795
Net profit/(loss)	12,105	9,529	7,543
Operating segments | CFS
Disclosure of operating segments
Revenue	1,339	385	9
Profit (loss) before tax	(2,484)	(3,281)	(2,704)
Net profit/(loss)	(1,981)	(2,618)	(2,164)
Operating segments | SME
Disclosure of operating segments
Revenue	990	2,916	578
Profit (loss) before tax	372	(898)	(190)
Net profit/(loss)	354	(776)	(171)
Operating segments | RB (Rocketbank)
Disclosure of operating segments
Revenue	(490)	(263)	(5)
Profit (loss) before tax	(2,858)	(1,327)	(323)
Net profit/(loss)	(2,317)	(1,061)	(311)
Operating segments | CO
Disclosure of operating segments
Revenue	372	122	31
Profit (loss) before tax	(1,423)	(974)	(760)
Net profit/(loss)	(1,482)	(937)	(843)
Material reconciling items, cost of revenue
Disclosure of operating segments
Revenue	16,160	10,953	7,704
Material reconciling items, fair value adjustments recorded on business combinations and their amortization
Disclosure of operating segments
Profit (loss) before tax	(479)	(369)	(344)
Net profit/(loss)	(479)	(369)	(344)
Material reconciling items, impairment of non-current assets
Disclosure of operating segments
Profit (loss) before tax	(792)
Net profit/(loss)	(792)
Material reconciling items, share-based payments
Disclosure of operating segments
Profit (loss) before tax	(464)	(635)	(398)
Net profit/(loss)	(464)	(635)	(398)
Material reconciling items, Form F-3 and related expenses
Disclosure of operating segments
Profit (loss) before tax	(79)
Net profit/(loss)	(79)
Material reconciling items, foreign exchange (gain)/loss from revaluation of cash proceeds received from secondary public offering
Disclosure of operating segments
Profit (loss) before tax	(130)	433	(236)
Net profit/(loss)	(130)	433	(236)
Material reconciling items, effect from taxation
Disclosure of operating segments
Net profit/(loss)	₽ 152	₽ 60	₽ 66